CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Loss from operations:
Operating costs	$ 2,093,046	$ 201,223		$ 3,856,405	$ 448,718
General and administrative expenses			$ 164,192			$ 3,847,916
Loss from operations	(2,093,046)	(201,223)	(164,192)	(3,856,405)	(448,718)	(3,847,916)
Other income (expense):
Change in fair value of warrant liabilities	5,714,437	(2,460,419)	(6,829,174)	14,439,162	8,365,226	9,425,504
Transaction Costs allocable to warrant liabilities			(807,424)			0
Interest earned on marketable investments held in Trust Account	83,368	6,354	2,030	100,017	14,546	20,498
Total other income (expense)	5,797,805	(2,454,065)	(7,634,568)	14,539,179	8,379,772	9,446,002
Net income (loss)	$ 3,704,759	$ (2,655,288)	$ (7,798,760)	$ 10,682,774	$ 7,931,054	$ 5,598,086
Class A Ordinary Shares [Member]
Other income (expense):
Basic weighted average shares outstanding (in shares)	8,341,000	17,250,000	5,303,571	12,795,500	17,250,000	17,250,000
Diluted weighted average shares outstanding (in shares)	8,341,000	17,250,000	5,303,571	12,795,500	17,250,000	17,250,000
Basic net income (loss) per share (in dollars per share)	$ 0.29	$ (0.12)	$ (0.85)	$ 0.62	$ 0.37	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ 0.29	$ (0.12)	$ (0.85)	$ 0.62	$ 0.37	$ 0.26
Class B Ordinary Shares [Member]
Other income (expense):
Basic weighted average shares outstanding (in shares)	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500	4,312,500
Diluted weighted average shares outstanding (in shares)	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500	4,312,500
Basic net income (loss) per share (in dollars per share)	$ 0.29	$ (0.12)	$ (0.85)	$ 0.62	$ 0.37	$ 0.26
Diluted net income (loss) per share (in dollars per share)	$ 0.29	$ (0.12)	$ (0.85)	$ 0.62	$ 0.37	$ 0.26